Shareholders' Equity	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Stockholders' Equity

10. Shareholders’ Equity

Ordinary Shares

At December 31, 2019 and September 30, 2020, 750,000,000  and 1,200,000,000 ordinary shares, $0.0003 nominal or par value, were authorized for issuance, respectively, and 436,720,810  and 598,753,522 ordinary shares were issued and outstanding, respectively.

In January 2017, the Company issued a warrant to purchase 231,989 ordinary shares to an affiliate of the interim chief financial officer of Stealth BioTherapeutics Inc. at an exercise price of $1.38 per share. The warrant was fully vested as of December 31, 2017 and expires in January 2022. In June 2018, the warrant was amended and restated to be treated as an option agreement under the Company’s 2006 Share Incentive Plan (the “2006 Plan”).

The Company has reserved for future issuance the following number of ordinary shares as of September 30, 2020:

Amended 2019 Plan	55,898,342
2020 ADs Plan	22,709,556
Employee Share Purchase Plan	8,339,773
Conversion of ordinary share warrant	500,000
Total	87,447,671

On April 10, 2020,  the Company entered into an ordinary share purchase agreement (the “Purchase Agreement”), pursuant to which the Company issued and sold to MVIL 152,858,460 ordinary shares, nominal or par value $0.0003 per share (the “Shares”), at a price of $0.13084 per share, for an aggregate purchase price of $20.0 million.

Lincoln Park Capital

On June 2, 2020, the Company entered into a $20.0 million purchase agreement (the “LPC Purchase Agreement”), together with a registration rights agreement (the “Rights Agreement”), with Lincoln Park Capital Fund, LLC ( “LPC”). Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right to sell to and Lincoln Park is obligated to purchase up to $20.0 million in shares of the Company’s ordinary shares, subject to certain limitations, from time to time, over the 36-month period commencing on June 22, 2020.

The purchase price of the Ordinary Shares purchased by LPC under the LPC Purchase Agreement will be derived from prevailing market prices of the Company’s ADSs immediately preceding the time of sale. The Company may direct LPC, at its sole discretion and subject to certain conditions, to purchase up to 900,000 ordinary shares on any business day on which the closing sale price of the Company’s ADSs is not below $1.00 per ADS (such purchases, a “Regular Purchase”). The maximum number of Ordinary Shares that the Company may direct LPC to purchase in any single Regular Purchase under the LPC Purchase Agreement increases, up to a maximum of 1,800,000 Ordinary Shares, if on the purchase date for such Regular Purchase the closing sale price of the Company’s ADSs is above certain threshold prices set forth in the LPC Purchase Agreement, provided that LPC’s total purchase obligation under any single Regular Purchase shall not exceed $2,000,000.

 Sales of shares of ordinary shares to LPC under the LPC Purchase Agreement are limited to no more than the number of shares that would result in the beneficial ownership by Lincoln Park and its affiliates, at any single point in time of more than 4.99% of the outstanding Ordinary Shares. Furthermore, under applicable rules of The Nasdaq Global Market, in no event may the Company issue or sell to LPC under the Purchase Agreement more than 19.99% of the Ordinary Shares outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless (i) the Company obtains shareholder approval to issue Ordinary Shares in excess of the Exchange Cap or (ii) the average price of ADSs that represent the equivalent of all applicable sales of Ordinary Shares to LPC under the Purchase Agreement equals or exceeds $1.9674 per share, such that the transactions contemplated by the LPC Purchase Agreement are exempt from the Exchange Cap limitation under applicable Nasdaq rules.

The LPC Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, between and for the benefit of the parties. The Company agreed with LPC that it will not enter into any “variable rate” transactions with any third party for a period defined in the LPC Purchase Agreement. LPC has covenanted not to cause or engage in any direct or indirect short selling or hedging of the Company’s ADSs. The LPC Purchase Agreement may be terminated by the Company at any time, at its sole discretion, without any cost or penalty.

During the nine months ended September 30, 2020, pursuant to the LPC Purchase Agreement a total of 4,680,000 ordinary shares were sold to LPC for net proceeds totaling $0.7 million. Additionally, as consideration for entering into the LPC Purchase Agreement, the Company paid LPC a commitment fee of 2,203,812 ordinary shares, with a fair value of $0.1675 per ordinary share.

At the Market Offering

On August 6, 2020, The Company and H.C. Wainwright & Co., LLC ( “Wainwright” )  entered into an At The Market Offering Agreement pursuant to which the Company may offer and sell, from time to time, through Wainwright, ADSs, each representing 12 ordinary shares, with a nominal or par value of $0.0003 per share. Any such sales would be effective pursuant to the Company’s registration statement on Form F-3 (File No. 333-237542), which was declared effective by the SEC  on April 10, 2020. The Company has no obligation to sell any ADSs  pursuant to the agreement and may at any time suspend sales pursuant to the agreement. Each party may terminate the agreement at any time without liability. As of September 30, 2020 the Company has not sold any shares under the ATM.